As filed with the Securities and Exchange Commission on June 15, 2020
SEC File Nos. 333-29511 and 811-08261
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 77 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 79 [X]
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Madison Funds
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Steven J. Fredricks
Chief Legal Officer & Chief Compliance Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)
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It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ______________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of the Registrations Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on this 15th day of June, 2020.

Madison Funds

By: /s/ Patrick F. Ryan
Patrick F. Ryan
President
Pursuant to the requirements of the Securities Act, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date
/s/Patrick F. Ryan	President (Principal Executive Officer)	June 15, 2020
Patrick F. Ryan

/s/Greg D. Hoppe	Chief Financial Officer (Principal Financial Officer)	June 15, 2020
Greg D. Hoppe

/s/Paul A. Lefurgey	Interested Trustee	June 15, 2020
Paul A. Lefurgey

*	Trustee	June 15, 2020
James R. Imhoff, Jr.

*	Trustee	June 15, 2020
Scott C. Jones

*	Trustee	June 15, 2020
Carrie J. Thome

*	Trustee	June 15, 2020
Steven P. Riege

*	Trustee	June 15, 2020
Richard E. Struthers
*By: /s/Steven J. Fredricks
Steven J. Fredricks
*Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase